Average Annual Total Returns - Prudentials Gibraltar Fund	PRUDENTIALS GIBRALTAR FUND One Year	PRUDENTIALS GIBRALTAR FUND Five Years	PRUDENTIALS GIBRALTAR FUND Ten Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) One Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Five Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) Ten Years
Total	42.73%	22.14%	18.29%	18.40%	15.21%	13.87%